Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 17, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards

We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted a formal policy that would require us to grant, or to avoid granting, stock options or other equity awards at certain times. In practice, however, as part of our regular annual long-term incentive grant cycle, the Compensation Committee generally grants stock options and other equity awards to our executives in the first quarter of each year, typically at its meeting in or around the month of February. The dates for Compensation Committee meetings generally are set well in advance and on a fairly consistent cadence from year to year. However, the Compensation Committee is authorized to grant stock options and other equity awards at other times during the year.
Consistent with our historic grant practices for regular annual long-term incentive awards to our executives, the Compensation Committee granted stock options to our NEOs at its meeting on February 14, 2025. As has been the case with all stock options granted to our NEOs since 2021, the exercise price of the stock options granted to our NEOs on February 17, 2025, was 110% of the closing price of our stock on February 14, 2025, as February 17, 2025, was not a trading day. We filed our annual report on Form
10-K
for the 2024 fiscal year on February 21, 2025, which was four business days after February 17, 2025, and more than one month after we issued the earnings release announcing our 2024 fourth quarter and full year financial results. Accordingly, while we do not believe that the annual report on Form
10-K
included material nonpublic information, we are providing the following information relating to stock options granted to our named executive officers during fiscal year 2025, as required by SEC rules.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between the
Trading Day Ending
Immediately Prior to the
Disclosure of Material
Nonpublic Information
and the Trading Day
Beginning Immediately
Following the Disclosure
of Material Nonpublic
Information (%)

Christopher M. Gorman	2/17/2025	139,959	19.49	689,998	(4.61)
Clark Khayat	2/17/2025	40,567	19.49	199,995	(4.61)
Andrew J. “Randy” Paine III	2/17/2025	52,738	19.49	259,998	(4.61)
Amy G. Brady	2/17/2025	30,425	19.49	149,995	(4.61)
Mo Ramani	2/17/2025	26,369	19.49	129,999	(4.61)

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between the
Trading Day Ending
Immediately Prior to the
Disclosure of Material
Nonpublic Information
and the Trading Day
Beginning Immediately
Following the Disclosure
of Material Nonpublic
Information (%)

Christopher M. Gorman	2/17/2025	139,959	19.49	689,998	(4.61)
Clark Khayat	2/17/2025	40,567	19.49	199,995	(4.61)
Andrew J. “Randy” Paine III	2/17/2025	52,738	19.49	259,998	(4.61)
Amy G. Brady	2/17/2025	30,425	19.49	149,995	(4.61)
Mo Ramani	2/17/2025	26,369	19.49	129,999	(4.61)

Christopher M. Gorman [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher M. Gorman
Underlying Securities | shares		139,959
Exercise Price | $ / shares		$ 19.49
Fair Value as of Grant Date | $		$ 689,998
Underlying Security Market Price Change		(4.61)
Clark Khayat [Member]
Awards Close in Time to MNPI Disclosures
Name		Clark Khayat
Underlying Securities | shares		40,567
Exercise Price | $ / shares		$ 19.49
Fair Value as of Grant Date | $		$ 199,995
Underlying Security Market Price Change		(4.61)
Andrew J. Randy Paine III [Member]
Awards Close in Time to MNPI Disclosures
Name		Andrew J. “Randy” Paine III
Underlying Securities | shares		52,738
Exercise Price | $ / shares		$ 19.49
Fair Value as of Grant Date | $		$ 259,998
Underlying Security Market Price Change		(4.61)
Amy G. Brady [Member]
Awards Close in Time to MNPI Disclosures
Name		Amy G. Brady
Underlying Securities | shares		30,425
Exercise Price | $ / shares		$ 19.49
Fair Value as of Grant Date | $		$ 149,995
Underlying Security Market Price Change		(4.61)
Mo Ramani [Member]
Awards Close in Time to MNPI Disclosures
Name		Mo Ramani
Underlying Securities | shares		26,369
Exercise Price | $ / shares		$ 19.49
Fair Value as of Grant Date | $		$ 129,999
Underlying Security Market Price Change		(4.61)